SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

17. SEGMENTED INFORMATION

The Company operates within the resource industry. As at December 31, 2022, the Company had royalty and other property interests, property and equipment and royalty revenue located geographically as follows:

ROYALTY AND OTHER PROPERTY INTERESTS	December 31, 2022	December 31, 2021
Turkey	$34,528	$43,742
U.S.A.	6,026	7,528
Argentina	6,643	7,084
Canada	2,282	2,985
Peru	1,828	1,949
Chile	1,271	1,457
Sweden	323	345
Finland	192	205
Mexico	184	196
Serbia	148	158
Total	$53,425	$65,648

PROPERTY AND EQUIPMENT	December 31, 2022	December 31, 2021
U.S.A.	$1,019	$558
Sweden	150	111
Turkey	19	-
Total	$1,188	$669

	Year ended	Year ended
ROYALTY REVENUE	December 31, 2022	December 31, 2021
U.S.A.	$2,388	$2,779
Turkey	4,207	64
Sweden	318	142
Total	$6,913	$2,985

The Company's depletion expense is related to properties located in the USA and in Turkey for the years ended December 31, 2022 and 2021.